Recorded Balance at Original Cost of Troubled Debt Restructurings which were Performing According to Terms of Restructuring (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost, performing	$ 1,985,288	$ 1,797,242
Mortgage loans on real estate | One-to-four family residential
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost, performing	127,399	131,990
Mortgage loans on real estate | Commercial
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost, performing	983,450	1,007,723
Mortgage loans on real estate | Home equity
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost, performing	84,123	95,769
Commercial business
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost, performing	701,271	477,798
Consumer loan
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, original cost, performing	$ 89,045	$ 83,962